Patents	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Patents

6. Patents

Business intellectual property protection is critical to the Company’s ability to successfully commercialize its product innovations. The potential for litigation regarding the Company’s intellectual property rights always exists and may be initiated by third parties attempting to abridge the Company’s rights, as well as by the Company in protecting its rights. There were no patent matters outstanding at December 31, 2015 or 2014.